Financial Investments and Derivatives - Schedule of Derivative Financial Instruments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		R$ 28,871
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss		145
Total assets		29,016	R$ 54,187
Derivatives measured at fair value through profit and loss
Total liabilities		15,751
Up to 30 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		12,387
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss		145
Total assets		12,532
Derivatives measured at fair value through profit and loss
Total liabilities		15,751
From 31 to 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		5,601
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss
Total assets		5,601	7,118
Derivatives measured at fair value through profit and loss
Total liabilities
Over 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		10,883
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss
Total assets		10,883	47,069
Derivatives measured at fair value through profit and loss
Total liabilities
DI1 – Future Contract [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]
Derivatives measured at fair value through profit and loss
Total liabilities	[1],[2]	1,674
DI1 – Future Contract [Member] | Up to 30 days [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]
Derivatives measured at fair value through profit and loss
Total liabilities	[1],[2]	1,674
DI1 – Future Contract [Member] | From 31 to 365 days [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]
Derivatives measured at fair value through profit and loss
Total liabilities	[1],[2]
DI1 – Future Contract [Member] | Over 365 days [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]
Derivatives measured at fair value through profit and loss
Total liabilities	[1],[2]
Derivatives Financial Instruments (Swap) [Member]
Derivatives measured at fair value through profit and loss
Total liabilities		14,077
Derivatives Financial Instruments (Swap) [Member] | Up to 30 days [Member]
Derivatives measured at fair value through profit and loss
Total liabilities		14,077
Derivatives Financial Instruments (Swap) [Member] | From 31 to 365 days [Member]
Derivatives measured at fair value through profit and loss
Total liabilities
Derivatives Financial Instruments (Swap) [Member] | Over 365 days [Member]
Derivatives measured at fair value through profit and loss
Total liabilities
Notional Value [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		12,981,303
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss		1,274,996
Total assets		14,256,299	4,938,286
Derivatives measured at fair value through profit and loss
Total liabilities		3,913,522
Notional Value [Member] | DI1 – Future Contract [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]		5,195
Derivatives measured at fair value through profit and loss
Total liabilities	[1],[2]	3,252,200
Notional Value [Member] | Derivatives Financial Instruments (Swap) [Member]
Derivatives measured at fair value through profit and loss
Total liabilities		661,322
Derivatives Financial Instruments (Swap) [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		27,572	54,187
Derivatives Financial Instruments (Swap) [Member] | Up to 30 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		11,088
Derivatives Financial Instruments (Swap) [Member] | From 31 to 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		5,601	7,118
Derivatives Financial Instruments (Swap) [Member] | Over 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		10,883	47,069
Derivatives Financial Instruments (Swap) [Member] | Notional Value [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		1,201,903	1,982,636
DI1 – Future Contract [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting	[1],[2]	1,299
Derivatives measured at fair value through profit and loss
Total assets		1,299
DI1 – Future Contract [Member] | Up to 30 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting	[1],[2]	1,299
DI1 – Future Contract [Member] | From 31 to 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting	[1],[2]
DI1 – Future Contract [Member] | Over 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting	[1],[2]
DI1 – Future Contract [Member] | Notional Value [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting	[1],[2]	11,779,400	R$ 2,950,455
DI1 and DDI - Future Contract [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]	145
DI1 and DDI - Future Contract [Member] | Up to 30 days [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]	145
DI1 and DDI - Future Contract [Member] | From 31 to 365 days [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]
DI1 and DDI - Future Contract [Member] | Over 365 days [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]
DI1 and DDI - Future Contract [Member] | Notional Value [Member]
Derivatives measured at fair value through profit and loss
Derivatives measured at fair value though profit and loss	[1],[2]	R$ 1,274,996

[1]	As of December 31, 2025 and 2024 – DI1 Futures Contracts are commitments to buy or sell a financial instrument at a future date, at a contracted price or yield. For these instruments, daily settlements are made related to changes in market prices.
[2]	PicPay started the portfolio fair value hedge of interest rate risk in February 2024.